Basis of Presentation - Reconcilation of lease commitements (Detail) $ in Millions	Nov. 01, 2019 CAD ($)
Disclosure of reconcilation of lease commitements [Line Items]
Operating lease commitment at October 31, 2019 as disclosed in our consolidated financial statements	$ 3,800
Discounted using the incremental borrowing rate at November 1, 2019	(310)
Finance lease liabilities recognized as at October 31, 2019	41
Recognition exemption for low-value asset leases	(13)
Extension and termination options reasonably certain to be exercised	37
Executory costs not included in the lease liability	(166)
Leases signed but not yet started	(1,222)
Lease liabilities recognized at November 1, 2019	$ 2,167